SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004



Assets:

Investments at value:


Janus Aspen Series:
  Aspen Growth Portfolio, 8,221 shares (cost $143,955)                                    $     164,987
  Aspen Mid Cap Growth Portfolio, 134,013 shares (cost $2,824,488)                            3,462,883
  Aspen Capital Appreciation Portfolio, 5,050 shares (cost $97,298)                             124,122
  Aspen Worldwide Growth Portfolio, 1,333 shares (cost $32,054)                                  35,685
  Aspen Balanced Portfolio, 5,387 shares (cost $114,843)                                        131,399

T. Rowe Price Fixed Income Series, Inc.:
  Prime Reserve Portfolio, 209,191 shares (cost $209,191)                                       209,191
  Limited Term Bond Portfolio, 35,088 shares (cost $177,600)                                    174,739

T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio, 9,136 shares (cost $166,642)                                         204,088
  Personal Strategy Balanced Portfolio, 122,536 shares (cost $1,859,809)                      2,176,244

T. Rowe Price International Series, Inc.:
  International Stock Portfolio, 1,197 shares (cost $13,229)                                     16,091
                                                                                         --------------
Net Assets                                                                              $     6,699,429
                                                                                        ===============



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF OPERATIONS

                                                                        For the Years ended December 31,
                                                ------------------------------------------------------------------------------------
                                                     Janus Aspen                  Janus Aspen                    Janus Aspen
                                                       Growth                    Mid Cap Growth              Capital Appreciation
                                                ------------------------ ---------------------------------   --------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ----------

Investment Income:
 Dividends                                      $  247      $ 148           $       -     $          -       $   301     $     493
Expenses:
 Mortality and expense risk charges              1,804      1,289              31,546           24,393         1,230           905
                                                 -----      -----              ------           ------         -----           ---
Net investment income (loss)                    (1,557)    (1,141)            (31,546)         (24,393)         (929)         (412)
                                                ------     ------             -------          -------          ----          ----
Realized gains (losses) on investments:
 Realized net investment gain (loss)             8,503     (4,760)         (1,096,855)      (1,448,441)        1,223        (8,824)
 Capital gain distributions received                 -          -                   -                -             -             -
Realized gain (loss) on investments and         ------     ------          ----------        ---------        ------        -------
capital gain distributions, net                  8,503     (4,760)         (1,096,855)      (1,448,441)        1,223        (8,824)
Unrealized appreciation (depreciation), net     (1,832)    45,454           1,704,438        2,272,511        18,882        27,753
                                                ------     ------           ---------        ---------        ------        ------
Net increase (decrease) in net assets
 from operations                                $5,114   $ 39,553          $  576,037     $    799,677      $ 19,176    $   18,517
                                                ======   ========          ==========     ============      ========    ==========



                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                      Janus Aspen                 Janus Aspen
                                                    Worldwide Growth               Balanced
                                                ----------------------------------------------------------
                                                   2004       2003            2004             2003
                                                --------- --------------- --------------- ----------------
Investment Income:
 Dividends                                    $    353      $ 343             $ 2,839          $ 2,530
Expenses:
 Mortality and expense risk charges                340        276               1,231            1,038
                                                   ---        ---               -----            -----
Net investment income (loss)                        13         67               1,608            1,492
                                                    --         --               -----            -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)              (781)    (4,930)                767           (2,743)
 Capital gain distributions received                 -          -                   -                -
Realized gain (loss) on investments and         -------    ------              ------         --------
capital gain distributions, net                   (781)    (4,930)                767           (2,743)
Unrealized appreciation (depreciation), net      2,055     11,506               6,685           15,141
                                                  -----     ------              -----           ------
Net increase (decrease) in net assets
 from operations                              $  1,287    $ 6,643             $ 9,060         $ 13,890
                                              =========    =======            =======         ========

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF OPERATIONS

                                                                              For the Years ended December 31,
                                                ----------------------------------------------------------------------------------
                                                   T. Rowe Price                 T. Rowe Price                T. Rowe Price
                                                   Prime Reserve               Limited Term Bond              Equity Income
                                                ---------------------- --------------------------------- -------------------------
                                                 2004      2003                2004          2003          2004           2003
                                                ------- -------------- ---------------- ---------------- ------------- -----------
Investment Income:
 Dividends                                      $ 1,848 $   1,587           $   5,880        $   7,087  $      2,846    $    2,132
Expenses:
 Mortality and expense risk charges               2,105     2,071               1,791            1,683         1,778         1,066
                                                  -----     -----               -----            -----         -----         -----
Net investment income (loss)                       (257)     (484)              4,089            5,404         1,068         1,066
                                                  -----     -----               -----            -----         -----         -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)                  -         -               1,400            2,503         8,750        (2,929)
 Capital gain distributions received                  -         -                   -           376.00         4,239             -
                                                  -----     -----               -----           ------         -----        ------
Realized gain (loss) on investments and
capital gain distributions, net                       -         -               1,400            2,879        12,989        (2,929)
Unrealized appreciation (depreciation), net           -         -              (5,348)          (2,287)        9,834        31,497
                                                  -----     -----              ------           ------         -----        ------
Net increase (decrease) in net assets
 from operations                                $  (257)$    (484)          $     141       $    5,996 $      23,891   $    29,634
                                                ======= =========           =========       ========== =============   ===========


                                                                For the Years ended December 31,
                                                ----------------------------------------------------------------
                                                           T. Rowe Price               T. Rowe Price
                                                     Personal Strategy Balanced       International Stock
                                                -------------------------------- -------------------------------
                                                    2004            2003             2004            2003
                                                ------------- -------------- ---------------- ------------------
Investment Income:
 Dividends                                      $   41,747       $  38,917         $    160           $     113
Expenses:
 Mortality and expense risk charges                 20,440          15,743              128                  66
                                                    ------          ------              ---                  --
Net investment income (loss)                        21,307          23,174               32                  47
                                                    ------          ------               --                  --
Realized gains (losses) on investments:
 Realized net investment gain (loss)                10,202         (27,722)             572                (709)
 Capital gain distributions received                 8,514           1,216                -                   9
                                                     -----           -----                                    -
 Realized gain (loss) on investments and
capital gain distributions, net                     18,716         (26,506)             572                (700)
Unrealized appreciation (depreciation), net        189,249         383,438            1,149               2,737
                                                   -------         -------            -----               -----
Net increase (decrease) in net assets
 from operations                                $  229,272       $ 380,106         $  1,753             $ 2,084
                                                ==========       =========         ========             =======


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Years ended December 31,
                                                --------------------------------------------------------------------------
                                                       Janus Aspen             Janus Aspen               Janus Aspen
                                                          Growth              Mid Cap Growth         Capital Appreciation
                                                ------------------------ ------------------------  -----------------------
                                                    2004         2003        2004         2003       2004         2003
                                                ----------- ------------ ------------ -----------  ---------- ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                   $ (1,557)   $  (1,141)    $ (31,546) $   (24,393)  $    (929)  $     (412)
Realized gains (losses) on investments             8,503       (4,760)   (1,096,855)  (1,448,441)      1,223       (8,824)
 Unrealized appreciation (depreciation), net      (1,832)      45,454     1,704,438    2,272,511      18,882       27,753
                                                  ------       ------     ---------    ---------      ------       ------
Net increase (decrease) in net assets
from operations                                    5,114       39,553       576,037      799,677      19,176       18,517
                                                   -----       ------       -------      -------      ------       ------
Contract transactions:
 Purchase payments                                63,240       64,681       460,573      512,450      24,904       29,854
 Transfers between subaccounts, net                2,845         (772)      (18,796)     (34,310)     (2,016)      (3,045)
 Withdrawals and surrenders                       (5,557)     (15,464)     (292,997)    (227,728)     (7,516)      (2,353)
 Monthly deductions                              (15,060)     (16,271)     (319,422)    (334,357)    (11,072)     (13,090)
 Policy loans                                    (65,295)        (326)      (47,636)      (2,950)    (18,363)        (236)
 Death benefits                                        -            -       (21,337)     (14,070)          -            -
                                                 -------      -------      --------     --------     -------       -------
Net increase (decrease) in net assets
 derived from principal transactions             (19,827)      31,848      (239,615)    (100,965)    (14,063)      11,130
                                                 -------       ------      --------     --------     -------       ------
Total increase (decrease) in net assets          (14,713)      71,401       336,422      698,712       5,113       29,647
Net assets at beginning of year                  179,700      108,299     3,126,461    2,427,749     119,009       89,362
                                                 -------      -------     ---------    ---------     -------       ------
Net assets at end of year                       $164,987   $  179,700   $ 3,462,883  $ 3,126,461  $  124,122  $   119,009
                                                ========   ==========   ===========  ===========  ==========  ===========


                                                                 For the Years ended December 31,
                                                ----------------------------------------------------------------
                                                      Janus Aspen                         Janus Aspen
                                                    Worldwide Growth                       Balanced
                                                ------------------------------- --------------------------------
                                                    2004            2003            2004             2003
                                                -------------- --------------- --------------- -----------------

Increase (decrease) in net assets from
operations:
 Net investment income (loss)                    $    13         $       67      $   1,608          $ 1,492
Realized gains (losses) on investments              (781)            (4,930)           767           (2,743)
 Unrealized appreciation (depreciation), net       2,055             11,506          6,685           15,141
                                                   -----             ------          -----           ------
Net increase (decrease) in net assets
from operations                                    1,287              6,643          9,060           13,890
                                                   -----              -----          -----           ------
Contract transactions:
 Purchase payments                                 5,862              8,257         23,019           28,016
 Transfers between subaccounts, net                  215                545             93           (5,251)
 Withdrawals and surrenders                       (1,844)            (4,455)        (5,777)         (14,881)
 Monthly deductions                               (3,377)            (3,788)       (13,167)         (17,144)
 Policy loans                                       (973)               (69)             -               60
 Death benefits                                        -                  -              -                -
                                                   -----           --------         ------           ------
Net increase (decrease) in net assets
 derived from principal transactions                (117)               490          4,168           (9,200)
                                                    ----                ---          -----           ------
Total increase (decrease) in net assets            1,170              7,133         13,228            4,690
Net assets at beginning of year                   34,515             27,382        118,171          113,481
                                                  ------             ------        -------          -------
Net assets at end of year                        $35,685         $   34,515      $ 131,399         $118,171
                                                 =======         ==========      =========         ========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              For the Years ended December 31,
                                                ------------------------------------------------------------------------------------
                                                        T. Rowe Price                 T. Rowe Price                T. Rowe Price
                                                        Prime Reserve               Limited Term Bond              Equity Income
                                                ------------------------------------------------------------------------------------
                                                     2004           2003            2004             2003         2004       2003
                                                -------------- -------------- ---------------- ---------------- --------- ----------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                   $   (257)        $   (484)        $ 4,089          $   5,404    $  1,068   $  1,066
Realized gains (losses) on investments                 -                -           1,400              2,879      12,989     (2,929)
 Unrealized appreciation (depreciation), net           -                -          (5,348)            (2,287)      9,834     31,497
                                                --------            -----          ------             ------       -----     ------
Net increase (decrease) in net assets
from operations                                     (257)            (484)            141              5,996      23,891     29,634
                                                    ----             ----             ---              -----      ------     ------
Contract transactions:
 Purchase payments                                19,017           27,620          18,849             23,255      49,008     47,715
 Transfers between subaccounts, net                  284            3,697          (4,976)            15,411       4,881     19,565
 Withdrawals and surrenders                         (826)         (35,997)        (13,218)           (16,668)    (10,910)    (4,042)
 Monthly deductions                              (18,442)         (21,400)        (16,805)           (17,915)    (22,176)   (19,286)
 Policy loans                                     (1,801)             534          (1,407)              (672)          5       (337)
 Death benefits                                        -                -               -                  -           -          -
                                                --------           ------         -------            -------     -------     ------
Net increase (decrease) in net assets
 derived from principal transactions              (1,768)         (25,546)        (17,557)             3,411      20,808     43,615
                                                  ------          -------         -------              -----      ------     ------
Total increase (decrease) in net assets           (2,025)         (26,030)        (17,416)             9,407      44,699     73,249
Net assets at beginning of year                  211,216          237,246         192,155            182,748     159,389     86,140
                                                 -------          -------         -------            -------     -------     ------
Net assets at end of year                       $209,191         $211,216        $174,739          $ 192,155    $204,088   $159,389
                                                ========         ========        ========          =========    ========   ========



                                                               For the Years ended December 31,
                                               -----------------------------------------------------------------
                                                        T. Rowe Price                    T. Rowe Price
                                                  Personal Strategy Balanced          International Stock
                                               -----------------------------------------------------------------
                                                    2004           2003            2004              2003
                                               --------------- -------------- ---------------- -----------------
Increase (decrease) in net assets from
operations:
 Net investment income (loss)                  $  21,307         $ 23,174       $     32             $    47
Realized gains (losses) on investments            18,716          (26,506)           572                (700)
 Unrealized appreciation (depreciation), net     189,249          383,438          1,149               2,737
                                                 -------          -------          -----               -----
Net increase (decrease) in net assets
from operations                                  229,272          380,106          1,753               2,084
                                                 -------          -------          -----               -----
Contract transactions:
 Purchase payments                               148,233          166,339          4,968               3,440
 Transfers between subaccounts, net               16,361            1,157          1,109               3,003
 Withdrawals and surrenders                      (67,653)         (76,662)             -              (2,960)
 Monthly deductions                             (114,786)        (120,213)        (2,283)             (1,342)
 Policy loans                                     (8,339)         (16,564)             4                (174)
 Death benefits                                        -                -              -                   -
                                                --------         --------         ------              ------
Net increase (decrease) in net assets
 derived from principal transactions             (26,184)         (45,943)         3,798               1,967
                                                 -------          -------          -----               -----
Total increase (decrease) in net assets          203,088          334,163          5,551               4,051
Net assets at beginning of year                1,973,156        1,638,993         10,540               6,489
                                               ---------        ---------         ------               -----
Net assets at end of year                     $2,176,244      $ 1,973,156       $ 16,091             $10,540
                                              ==========      ===========       ========             =======


    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 and 2003

1. Organization

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of variable life insurance contracts on October 13, 2003. It is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles general accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

     The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2. Significant Accounting Policies

     Valuation of Investments

     Investment in shares of the Funds are valued at each Fund's offering and redemption price.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 2004 and 2003

3.   Purchases and Sales of Securities

     In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                      Proceeds
                                                      Purchases       on Sales
                                                   ---------------- ------------
Janus Aspen Growth Portfolio                          $ 69,258        $   90,643
Janus Aspen Mid Cap Growth Portfolio                   477,626           748,785
Janus Aspen Capital Appreciation Portfolio              25,986            40,978
Janus Aspen Worldwide Growth Portfolio                   6,520             6,622
Janus Aspen Balanced Portfolio                          26,184            20,408
T. Rowe Price Prime Reserve Portfolio                   21,359            23,384
T. Rowe Price Limited Term Bond Portfolio               28,706            42,174
T. Rowe Price Equity Income Portfolio                   70,016            43,902
T. Rowe Price Personal Strategy Balanced Portfolio     220,264           216,629
T. Rowe Price International Stock Portfolio              6,384             2,553
                                                         -----             -----

 Total                                              $  952,303        $1,236,078
                                                    ==========        ==========


     In 2003, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                      Proceeds
                                                      Purchases       on Sales
                                                   ---------------- ------------
Janus Aspen Growth Portfolio                          $ 65,835        $   35,126
Janus Aspen Mid Cap Growth Portfolio                   518,306           643,663
Janus Aspen Capital Appreciation Portfolio              30,811            20,093
Janus Aspen Worldwide Growth Portfolio                   9,404             8,849
Janus Aspen Balanced Portfolio                          31,411            39,118
T. Rowe Price Prime Reserve Portfolio                   42,246            68,276
T. Rowe Price Limited Term Bond Portfolio               48,379            39,188
T. Rowe Price Equity Income Portfolio                   71,023            26,340
T. Rowe Price Personal Strategy Balanced Portfolio     213,472           235,024
T. Rowe Price International Stock Portfolio              6,572             4,549
                                                         -----             -----

    Total                                           $1,037,459        $1,120,226
                                                    ==========        ==========


4.   Expenses and Related Party Transactions

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality expense risk charges.

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract. The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

December 31, 2004 and 2003

5. Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                Units     Units    Net Increase
                                                Issued   Redeemed   (Decrease)
                                                ------   --------   ----------
Janus Aspen Growth Portfolio                    12,270    15,797        (3,527)
Janus Aspen Mid Cap Growth Portfolio            23,580    35,477       (11,897)
Janus Aspen Capital Appreciation Portfolio       4,025     6,148        (2,123)
Janus Aspen Worldwide Growth Portfolio           1,121     1,141           (20)
Janus Aspen Balanced Portfolio                   2,410     1,979           431
T. Rowe Price Prime Reserve Portfolio            1,079     1,176           (97)
T. Rowe Price Limited Term Bond Portfolio          995     1,761          (766)
T. Rowe Price Equity Income Portfolio            4,964     3,333         1,631
T. Rowe Price Personal Strategy
 Balanced Portfolio                              4,835     5,552          (717)
T. Rowe Price International Stock Portfolio        884       345           539

     The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                Units     Units    Net Increase
                                                Issued   Redeemed   (Decrease)
                                                ------   --------   ----------

Janus Aspen Growth Portfolio                    13,265     6,593         6,672
Janus Aspen Mid Cap Growth Portfolio            31,740    38,176        (6,436)
Janus Aspen Capital Appreciation Portfolio       5,539     3,533         2,006
Janus Aspen Worldwide Growth Portfolio           1,913     1,758           155
Janus Aspen Balanced Portfolio                   3,269     4,325        (1,056)
T. Rowe Price Prime Reserve Portfolio            2,240     3,649        (1,409)
T. Rowe Price Limited Term Bond Portfolio        1,806     1,666           140
T. Rowe Price Equity Income Portfolio            6,680     2,416         4,264
T. Rowe Price Personal Strategy
 Balanced Portfolio                              5,806     7,389        (1,583)
T. Rowe Price International Stock Portfolio      1,096       787           309

December 31, 2004 and 2003

6. Financial Highlights

     A summary  of  unit  values,   units  outstanding  and  certain  financial
     performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:


                                                                                        Expenses      Income
                                                                                       as a % of     as a % of
                                                                    Net Assets          Average       Average
                                                                    ----------
                                                                Unit                     Net            Net           Total
                                                      Units    Value      (000's)       Assets*        Assets         Return
                                                    -------- ----------- ----------- ----------------- ------------- ----------
Janus Aspen Growth Portfolio                        $27,770   $ 5.94     $      165           1.05 %    0.14 %         3.48 %
Janus Aspen Mid Cap Growth Portfolio                149,866    23.11          3,462           1.05        -           19.55
Janus Aspen Capital Appreciation Portfolio           17,347     7.16            124           1.05      0.24          17.06
Janus Aspen Worldwide Growth Portfolio                6,161     5.79             36           1.05      1.04           3.73
Janus Aspen Balanced Portfolio                       12,791    10.27            131           1.05      2.31           7.45
T. Rowe Price Prime Reserve Portfolio                11,558    18.10            209           1.05      0.88          (0.12)
T. Rowe Price Limited Term Bond Portfolio             7,606    22.98            175           1.05      3.30           0.09
T. Rowe Price Equity Income Portfolio                14,638    13.94            204           1.05      1.59          13.78
T. Rowe Price Personal Strategy Balanced Portfolio   56,988    38.19          2,176           1.05      2.04          11.68
T. Rowe Price International Stock Portfolio           2,057     7.82             16           1.05      1.25          12.64

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:


                                                                                        Expenses      Income
                                                                                       as a % of     as a % of
                                                                    Net Assets          Average       Average
                                                                    ----------
                                                                Unit                     Net            Net           Total
                                                      Units    Value      (000's)       Assets*        Assets         Return
                                                    -------- ----------- ----------- ----------------- ------------- ----------
Janus Aspen Growth Portfolio                        $31,297   $ 5.74     $      180           1.05 %    0.10 %         30.56 %
Janus Aspen Mid Cap Growth Portfolio                161,763    19.33          3,126           1.05         -           33.90
Janus Aspen Capital Appreciation Portfolio           19,470     6.11            119           1.05      0.48           19.46
Janus Aspen Worldwide Growth Portfolio                6,181     5.58             35           1.05      1.12           22.88
Janus Aspen Balanced Portfolio                       12,360     9.56            118           1.05      2.20           13.03
T. Rowe Price Prime Reserve Portfolio                11,655    18.12            211           1.05      0.70           (0.21)
T. Rowe Price Limited Term Bond Portfolio             8,372    22.95            192           1.05      3.78            3.39
T. Rowe Price Equity Income Portfolio                13,007    12.25            159           1.05      1.76           24.38
T. Rowe Price Personal Strategy Balanced Portfolio   57,705    34.19          1,973           1.05      2.22           23.69
T. Rowe Price International Stock Portfolio           1,518     6.94             11           1.05      1.53           29.35

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

December 31, 2004 and 2003

Asummary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:


                                                                                        Expenses      Income
                                                                                       as a % of     as a % of
                                                                    Net Assets          Average       Average
                                                                    ----------
                                                                Unit                     Net            Net           Total
                                                      Units    Value      (000's)       Assets*        Assets         Return
                                                    -------- ----------- ----------- ----------------- ------------- ----------
Janus Aspen Growth Portfolio                       $ 24,625    $ 4.40     $  108         1.05 %             -%        (27.19)%
Janus Aspen Aggressive Growth Portfolio             168,199     14.43      2,428         1.05               -         (28.63)
Janus Aspen Capital Appreciation Portfolio           17,464      5.12         89         1.05            0.60         (16.45)
Janus Aspen Worldwide Growth Portfolio                6,026      4.54         27         1.05            0.87         (26.22)
Janus Aspen Balanced Portfolio                       13,416      8.46        113         1.05            2.93         (7.29)
T. Rowe Price Prime Reserve Portfolio                13,064     18.16        237         1.05            1.66          0.62
T. Rowe Price Limited Term Bond Portfolio             8,232     22.20        183         1.05            5.21          4.92
T. Rowe Price Equity Income Portfolio                 8,743      9.85         86         1.05            1.94         (13.91)
T. Rowe Price Personal Strategy Balanced Portfolio   59,288     27.64      1,639         1.05            2.59         (8.63)
T. Rowe Price International Stock Portfolio           1,209      5.37          6         1.05            1.25         (19.06)

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Life Account I:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2004, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment advisors, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2005